Basis of Presentation and General Information and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2022
Basis of Presentation and General Information and Recent Accounting Pronouncements [Abstract]
Basis of Presentation and General Information and Recent Accounting Pronouncements

1.Basis of Presentation and General Information and Recent Accounting Pronouncements

The accompanying unaudited interim consolidated financial statements include the accounts of Diana Shipping Inc., or DSI and its wholly-owned and beneficially-owned subsidiaries (collectively, the “Company”). DSI was formed on March 8, 1999 as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February 2005, the Company’s articles of incorporation were amended. Under the amended articles of incorporation, the Company was renamed Diana Shipping Inc. and was re-domiciled from the Republic of Liberia to the Republic of the Marshall Islands.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2021 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 27, 2022 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2022, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2022.

The consolidated balance sheet as of December 31, 2021, has been derived from the audited consolidated financial statements as of that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide mainly through the ownership and bareboat charter in of dry bulk carrier vessels. The Company operates its own fleet through Diana Shipping Services S.A. (or “DSS”), a wholly-owned subsidiary and through Diana Wilhelmsen Management Limited, or DWM, a 50% owned joint venture (Note 2(c)). The fees paid to DSS are eliminated on consolidation.

In 2020, the outbreak of the COVID-19 virus had a negative effect on the global economy and adversely impacted the international dry-bulk shipping industry into which the Company operates. Since the second quarter of 2021, the dry bulk market improved significantly compared to 2020 and this improvement continues until today. Additionally, the war in Ukraine since February 2022, has disrupted supply chains and caused instability in the energy markets and the global economy, which have experienced significant volatility. The United States and the European Union, among other countries, have announced sanctions against Russia, including sanctions targeting the Russian oil sector, among those a prohibition on the import of oil and coal from Russia to the United States.

To date, the Company’s operations, or counterparties, have not been significantly affected by COVID-19 and the war in Ukraine and their implications, however, as volatility continues it is difficult to predict the long-term impact on the industry and on the Company’s business and it is possible that in the future third parties with whom the Company has or will have contracts may be impacted by such events and sanctions. The Company is constantly monitoring the developing situation, as well as its charterers’ and other counterparties’ response to the market and continuously evaluates the effect on its operations. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods.

Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in Note 2 to the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2021. There have been no material changes to these policies in the six months ended June 30, 2022, except for as discussed below:

Sale and leaseback: In accordance with ASC 842-40 in a sale-leaseback transaction where the sale of an asset and leaseback of the same asset by the seller is involved, the Company, as seller-lessee, should firstly determine whether the transfer of an asset shall be accounted for as a sale under ASC 606. For a sale to have occurred, the control of the asset would need to be transferred to the buyer and the buyer would need to obtain substantially all the benefits from the use of the asset. As per the aforementioned guidance, sale and leaseback transactions, which include an obligation for the Company, as seller-lessee, to repurchase the asset, or other situations where the leaseback would be classified as a finance lease, are determined to be failed sales under ASC 842-40. Consequently, the Company does not derecognize the asset from its balance sheet and accounts for any amounts received under the sale and leaseback agreement as a financing arrangement.